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Simplify Volt Fintech Disruption ETF
SIMPLIFY VOLT FINTECH DISRUPTION ETF

Effective November 12, 2021, the disclosure following the paragraph headings “Fees and Expenses of the Fund” and “Example” in the Fund’s Summary Prospectus is replaced in its entirety with the following:

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors purchasing or selling shares of the Fund in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Simplify Volt Fintech Disruption ETF Simplify Volt Fintech Disruption ETF
Management Fees	0.95%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.96%

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example further assumes that the Fund’s operating expense limitation agreement will only be in place for the term specified above. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Simplify Volt Fintech Disruption ETF | Simplify Volt Fintech Disruption ETF | USD ($)	98	306	531	1,178

The disclosure following the paragraph headings “Principal Investment Strategies – Equity Strategy” in the Fund’s Summary Prospectus is replaced in its entirety with the following:

Equity Strategy

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in domestic and foreign securities of companies that are engaged in the Fund’s investment theme. A company is deemed to be engaged in the Fund’s theme if (i) it derives a significant portion of its revenue or market value from the theme of financial technology (“Fintech”) disruption or (ii) it has stated its primary business to be in products and services focused on the theme of Fintech disruption.

Fintech Disruption are companies that may develop, use or rely on innovative payment platforms and methodologies, innovative underwriting processes, point of sale providers, e-commerce, transactional innovations, business analytics, fraud reduction, frictionless funding platforms, peer-to-peer lending, intermediary exchanges, asset allocation technology, blockchain technologies, cryptocurrency, and mobile payments. The Fund will not directly or indirectly invest in cryptocurrencies but will invest in companies that support cryptocurrencies or blockchain.

In selecting companies that the sub-adviser believes are relevant to a particular investment theme, the sub-adviser seeks to identify, using its own internal research and analysis, companies capitalizing on disruptive innovation or that are enabling the further development of a theme in the markets in which they operate. The sub-adviser’s internal research and analysis leverages insights from diverse sources, including internal and external research, to develop and refine its investment themes and identify and take advantage of trends that have ramifications for individual companies or entire industries.

Under normal circumstances, primarily all of the Fund’s assets will be invested in equity securities, including common stocks, partnership interests, business trust shares and other equity investments or ownership interests in business enterprises. The Fund’s investments will include small-, medium- and large-capitalization companies. The Fund’s investments in foreign equity securities will be in both developed and emerging markets. The Fund may invest in foreign securities (including investments in American Depositary Receipts (“ADRs”) and securities listed on local foreign exchanges.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended, which means that the Fund may invest a high percentage of its assets in a fewer number of issuers.

In the section of the Fund’s summary prospectus titled “Principal Investment Risks” – the Underlying Fund Risk is deleted.

Simplify Volt Pop Culture Disruption ETF
SIMPLIFY VOLT POP CULTURE DISRUPTION ETF

Effective November 12, 2021, the disclosure following the paragraph headings “Fees and Expenses of the Fund” and “Example” in the Fund’s Summary Prospectus is replaced in its entirety with the following:

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors purchasing or selling shares of the Fund in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Simplify Volt Pop Culture Disruption ETF Simplify Volt Pop Culture Disruption ETF
Management Fees	0.95%
Distribution and/or Service (12b-1) Fees	none
Total Annual Fund Operating Expenses	0.95%

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example further assumes that the Fund’s operating expense limitation agreement will only be in place for the term specified above. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Simplify Volt Pop Culture Disruption ETF | Simplify Volt Pop Culture Disruption ETF | USD ($)	97	303	525	1,166

The disclosure following the paragraph headings “Principal Investment Strategies – Equity Strategy” in the Fund’s Summary Prospectus is replaced in its entirety with the following.

Equity Strategy

Under normal circumstances, the Fund primarily invests in U.S. and foreign equity securities of companies that are engaged in the Fund’s investment theme. A company is deemed to be engaged in the Fund’s theme if (i) it derives a significant portion of its revenue or market value from the theme of pop culture disruption or (ii) it has stated its primary business to be in products and services focused on the theme of pop culture disruption.

Pop culture disruption companies are companies that the sub-adviser believes are expected to focus on and benefit from the development of new products or services, technological improvements and innovative approaches related to, among other things, disruptive innovation in social media (“Social Media Companies”), streaming media (“Streaming Media Companies”), or Internet of Things (“Internet of Things Companies”). These types of companies are described below:

•	Social Media Companies

o	Companies that use website and/or applications to allow people to share media quickly, efficiently and in real time.

•	Streaming Media Companies

o	Companies that deliver media such as video or audio through a streaming medium. These companies rely on consumers having a stable and fast enough internet connection to consume digital products continuously.

•	Internet of Things Companies

o	Companies that deliver media through platforms that do not include the traditional platforms of television, phone or computer.

In selecting companies that the sub-adviser believes are relevant to a particular investment theme, the sub-adviser seeks to identify, using its own internal research and analysis, companies capitalizing on disruptive innovation or that are enabling the further development of a theme in the markets in which they operate. The sub-adviser’s internal research and analysis leverages insights from diverse sources, including internal and external research, to develop and refine its investment themes and identify and take advantage of trends that have ramifications for individual companies or entire industries.

Under normal circumstances, primarily all of the Fund’s assets will be invested in equity securities, including common stocks, partnership interests, business trust shares and other equity investments or ownership interests in business enterprises. The Fund’s investments will include small-, medium- and large-capitalization companies. The Fund’s investments in foreign equity securities will be in both developed and emerging markets. The Fund may invest in foreign securities (including investments in American Depositary Receipts (“ADRs”) and securities listed on local foreign exchanges.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended, which means that the Fund may invest a high percentage of its assets in a fewer number of issuers.

In the section of the Fund’s summary prospectus titled “Principal Investment Risks” – the Underlying Fund Risk is deleted.

Simplify Volt RoboCar Disruption and Tech ETF
SIMPLIFY VOLT ROBOCAR DISRUPTION AND TECH ETF

Effective November 12, 2021, the disclosure following the paragraph headings “Fees and Expenses of the Fund” and “Example” in the Fund’s Summary Prospectus is replaced in its entirety with the following:

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors purchasing or selling shares of the Fund in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Simplify Volt RoboCar Disruption and Tech ETF Simplify Volt RoboCar Disruption and Tech ETF
Management Fees	0.95%
Distribution and/or Service (12b-1) Fees	none
Total Annual Fund Operating Expenses	0.95%

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example further assumes that the Fund’s operating expense limitation agreement will only be in place for the term specified above. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Simplify Volt RoboCar Disruption and Tech ETF | Simplify Volt RoboCar Disruption and Tech ETF | USD ($)	97	303	525	1,166

The disclosure following the paragraph headings “Principal Investment Strategies – Equity Strategy” in the Fund’s Summary Prospectus is replaced in its entirety with the following.

Equity Strategy

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in domestic and foreign securities of companies that are engaged in the Fund’s investment theme. A company is deemed to be engaged in the Fund’s theme if (i) it derives a significant portion of its revenue or market value from the theme of robocar disruption and technology or (ii) it has stated its primary business to be in products and services focused on the theme of robocar disruption and technology.

Robocar companies are companies that the sub-adviser believes are expected to focus on and benefit from the development of new products or services, technological improvements and advancements in scientific research related to, among other things, disruptive innovation in autonomous transportation (“Autonomous Driving Companies”), electric energy (“Electric Energy Companies”), or artificial intelligence (“Artificial Intelligence Companies”). These types of companies are described below:

●	Autonomous Driving Companies. Companies that the sub-adviser believes are focused on transportation through an emphasis on mobility as a service.

●	Electric Energy Companies. Companies that the sub-adviser believes seek to capitalize on innovations or evolutions in: (i) ways that energy is stored or used, especially electric battery storage technologies and/or (ii) the production or development of new materials for use in commercial applications of energy production, use or storage, such as solar energy.

●	Artificial Intelligence Companies. Companies that leverage data collection and artificial intelligence methods to extract data, insights or products through artificial intelligence.

The Fund will invest up to 25% of the Fund’s assets in Tesla, Inc. (“Tesla”). Tesla is an American electric vehicle and clean energy company based in Palo Alto, California. The sub-adviser believes that Tesla’s self-driving technology is disruptive because it will fundamentally change how people interact with transportation and mobility.

In selecting companies that the sub-adviser believes are relevant to a particular investment theme, the sub-adviser seeks to identify, using its own internal research and analysis, companies capitalizing on disruptive innovation or that are enabling the further development of a theme in the markets in which they operate. The sub-adviser’s internal research and analysis leverages insights from diverse sources, including internal and external research, to develop and refine its investment themes and identify and take advantage of trends that have ramifications for individual companies or entire industries.

Under normal circumstances, primarily all of the Fund’s assets will be invested in equity securities, including common stocks, partnership interests, business trust shares and other equity investments or ownership interests in business enterprises. The Fund’s investments will include small-, medium- and large-capitalization companies. The Fund’s investments in foreign equity securities will be in both developed and emerging markets. The Fund may invest in foreign securities (including investments in American Depositary Receipts (“ADRs”) and securities listed on local foreign exchanges.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended, which means that the Fund may invest a high percentage of its assets in a fewer number of issuers.

In the section of the Fund’s summary prospectus titled “Principal Investment Risks” – the Underlying Fund Risk is deleted.

Simplify Volt Cloud and Cybersecurity Disruption ETF
SIMPLIFY VOLT CLOUD AND CYBERSECURITY DISRUPTION ETF

Effective November 12, 2021, the disclosure following the paragraph headings “Fees and Expenses of the Fund” and “Example” in the Fund’s Summary Prospectus is replaced in its entirety with the following:

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors purchasing or selling shares of the Fund in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Simplify Volt Cloud and Cybersecurity Disruption ETF Simplify Volt Cloud and Cybersecurity Disruption ETF
Management Fees	0.95%
Distribution and/or Service (12b-1) Fees	none
Total Annual Fund Operating Expenses	0.95%

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example further assumes that the Fund’s operating expense limitation agreement will only be in place for the term specified above. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Simplify Volt Cloud and Cybersecurity Disruption ETF | Simplify Volt Cloud and Cybersecurity Disruption ETF | USD ($)	97	303	525	1,166

The disclosure following the paragraph heading “Principal Investment Strategies – Equity Strategy” in the Fund’s Summary Prospectus is replaced in its entirety with the following.

Equity Strategy

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in domestic and foreign securities of companies that are engaged in the Fund’s investment theme of cloud and cybersecurity disruption. A company is deemed to be engaged in the Fund’s theme if (i) it derives a significant portion of its revenue or market value from the theme of cloud or cybersecurity disruption or (ii) it has stated its primary business to be in products and services focused on the theme of cloud or cybersecurity disruption.

Cloud and Cybersecurity are those companies that the sub-adviser believes are focused on and expected to benefit from shifting the bases of technology infrastructure from hardware and software to the cloud, enabling mobile and local services, such as companies that rely on or benefit from the increased use of shared technology, infrastructure and services. These companies may include mail order houses which generate the entirety of their business through websites and which offer internet-based products and services, such as streaming media or cloud storage in addition to traditional physical goods. These companies may also include ones that develop, use or rely on innovative payment methodologies, big data, the “internet of things,” machine learning, and social distribution and media.

These companies may include disruptive innovation in data management (“Data Management Companies”), or cybersecurity (“Cybersecurity Companies”). These types of companies are described below:

▪	Data Management Companies

▪	Companies that store and manage data for other companies in the cloud.

▪	Cybersecurity Companies

▪	Companies that help secure the technical infrastructure of other companies.

In selecting companies that the sub-adviser believes are relevant to a particular investment theme, the sub-adviser seeks to identify, using its own internal research and analysis, companies capitalizing on disruptive innovation or that are enabling the further development of a theme in the markets in which they operate. The sub-adviser’s internal research and analysis leverages insights from diverse sources, including internal and external research, to develop and refine its investment themes and identify and take advantage of trends that have ramifications for individual companies or entire industries.

Under normal circumstances, primarily all of the Fund’s assets will be invested in equity securities, including common stocks, partnership interests, business trust shares and other equity investments or ownership interests in business enterprises. The Fund’s investments will include small-, medium- and large-capitalization companies. The Fund’s investments in foreign equity securities will be in both developed and emerging markets. The Fund may invest in foreign securities (including investments in American Depositary Receipts (“ADRs”) and securities listed on local foreign exchanges.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended, which means that the Fund may invest a high percentage of its assets in a fewer number of issuers.

In the section of the Fund’s summary prospectus titled “Principal Investment Risks” – the Underlying Fund Risk is deleted.